Line of Credit - Additional Information (Detail) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Jun. 30, 2013 Short-Term Borrowings [Member]	Dec. 31, 2012 Short-Term Borrowings [Member]	Jun. 30, 2013 Overdraft [Member]	Dec. 31, 2012 Overdraft [Member]
Credit Facility [Line Items]
Line of credit and security agreement amount	$ 1,700	€ 1,300	$ 2,000	€ 1,500
Cash available for short-term borrowings or cash advances (overdrafts)	650	500	1,100	800
Interest rate							2.51%	1.82%	6.20%	6.20%
Borrowings outstanding			528	400
Security agreement interest rate	1.75%	1.75%	1.75%	1.75%
Transactions guaranteed by the security agreement	$ 343	€ 264	$ 757	€ 573	$ 231	€ 178